Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of other liabilities

Other current liabilities include the following:

	2019	2020
	EUR k	EUR k
Personnel provisions (e.g. bonus, vacation)	3,257	5,871
Grants from government agencies and similar bodies	4,148	36,063
Outstanding invoices	3,478	7,577
Professional fees	578	511
VAT and other taxes (real estate transfer taxes)	—	12,268
Other	554	2,036
Total	12,015	64,326